UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017

13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew H. Rabinowitz
Title:    Chief Financial Officer
          Chief Operating Officer
Phone:    (212) 381-4461

Signature, Place and Date of Signing:


/s/ Andrew H. Rabinowitz      New York, New York            August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $621,661

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F          File Number Name

1           28-10683          Marathon Global Convertible Master Fund, Ltd.

                                                           FORM 13F INFORMATION TABLE
  COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6 COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR    SH/   PUT/  INVEST  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN   CALL  DISC    MANAGER   SOLE     SHARED  NONE

AMERICAN EXPRESS CO            DBCV 1.850% 12/10 025816AS8  15,188   15,000,000 PRN         SOLE    NONE  15,000,000
AMGEN INC                      NOTE 3/0          031162AL4   5,485    7,500,000 PRN         SOLE    NONE   7,500,000
AMR CORP                       NOTE 4.250% 9/2   001765BA3  21,039   24,500,000 PRN         SOLE    NONE  24,500,000
AMR CORP                       NOTE 4.50% 2/1    001765BB1   1,087    1,437,000 PRN         SOLE    NONE   1,437,000
ASK JEEVES INC                 NOTE 6/0          045174AB5   3,790    2,000,000 PRN         SOLE    NONE   2,000,000
BANKUNITED FINL CORP           NOTE 3.125% 3/0   06652BAE3   4,725    5,000,000 PRN         SOLE    NONE   5,000,000
CALPINE CORP                   NOTE 4.750% 11/1  131347BJ4  15,035   21,750,000 PRN         SOLE    NONE  21,750,000
CENTERPOINT ENERGY INC         NOTE 2.875% 1/1   15189TAL1  17,460   16,000,000 PRN         SOLE    NONE  16,000,000
CENTURYTEL INC                 DBCV 4.750% 8/0   156700AH9   7,678    7,400,000 PRN         SOLE    NONE   7,400,000
CHIRON CORP                    DBCV 1.625% 8/0   170040AG4   4,644    5,000,000 PRN         SOLE    NONE   5,000,000
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1   17285TAB2  11,363   15,000,000 PRN         SOLE    NONE  15,000,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209   1,888       65,100 SHR         SOLE    NONE      65,100
CONTINENTAL AIRLS INC          NOTE 4.500% 2/0   210795PD6   5,742    6,657,000 PRN         SHARED  ONE                  6,657,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1   210795PJ3  63,359   73,566,000 PRN         SHARED  ONE                 73,566,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1   210795PJ3  15,072   17,500,000 PRN         SHARED  ONE                 17,500,000
CONTINENTAL AIRLS INC          NOTE 4.500% 2/0   210795PD6  37,950   44,000,000 PRN         SHARED  ONE                 44,000,000
CSX CORP                       DBCV 10/3         126408GA5   9,598   11,000,000 PRN         SOLE    NONE  11,000,000
CV THERAPEUTICS INC            COM               126667104   1,184       52,800 PRN         SOLE    NONE      52,800
DANA CORP                      COM               235811106     708       47,200 SHR         SOLE    NONE      47,200
DELTA AIR LINES INC DEL        NOTE 8.000% 6/0   247361YP7  16,565   44,174,000 PRN         SOLE    NONE  44,174,000
DYNEGY INC NEW                 SDCV 4.750% 8/1   26816QAB7  45,029   33,510,000 PRN         SOLE    NONE  33,510,000
ECHOSTAR COMMUNICATIONS NEW    NOTE 5.750% 5/1   278762AG4   7,790    7,849,000 PRN         SOLE    NONE   7,849,000
ELAN PLC                       ADR               284131208     545        2,000 SHR         SHARED  ONE                      2,000
ELAN PLC                       ADR               284131208     330        1,000 PRN         SHARED  ONE                      1,000
EMPRESAS ICA SOCIEDAD CONTRL   SPONSORED ADR     292448107      53       21,800 SHR         SOLE    NONE      21,800
FISHER SCIENTIFIC INTL INC     COM NEW           338032204   2,259       34,800 SHR         SOLE    NONE      34,800
GENERAL MILLS INC              DBCV 10/2         370334AU8  14,125   20,000,000 PRN         SOLE    NONE  20,000,000
GENERAL MTRS CORP              DEB SR CV C33     370442717  19,035      900,000 PRN         SOLE    NONE     900,000
GENERAL MTRS CORP              DEB SR CONV B     370442733   2,242      119,900 PRN         SHARED  ONE                    119,900
GENERAL MTRS CORP              DEB SR CONV B     370442733   3,001      160,500 PRN         SHARED  ONE                    160,500
GRACE WR & CO DEL NEW          COM               38388F108  13,841    1,776,750 SHR         SOLE    NONE   1,776,750
GRAFTECH INTL LTD              DBCV 1.625% 1/1   384313AB8   3,417    5,360,000 PRN         SOLE    NONE   5,360,000
INFINEON TECHNOLOGIES AG       SPONSORED ADR     45662N103      93       10,000 SHR         SOLE    NONE      10,000
INVITROGEN CORP                NOTE 2.250% 12/1  46185RAD2  28,291   27,500,000 PRN         SOLE    NONE  27,500,000
ITC DELTACOM INC               COM NEW           45031T401   1,097    1,290,668 SHR         SOLE    NONE   1,290,668
JETBLUE AWYS CORP              NOTE 3.500% 7/1   477143AB7   8,672    9,757,000 PRN         SOLE    NONE   9,757,000
KULICKE AND SOFFA INDS INC     NOTE 0.500% 11/3  501242AL5   3,000    3,000,000 PRN         SOLE    NONE   3,000,000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.815% 7/1   52729NBA7   3,973    7,427,000 PRN         SOLE    NONE   7,427,000
LODGIAN INC                    COM PAR $.01      54021P403               68,738 SHR         SOLE    NONE      68,738
LSI LOGIC CORP                 COM               502161102   2,277      268,189 SHR         SOLE    NONE     268,189
LSI LOGIC CORP                 NOTE 4.000% 5/1   502161AJ1   8,415    8,500,000 PRN         SOLE    NONE   8,500,000
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1   549463AH0  15,171   13,500,000 PRN         SOLE    NONE  13,500,000
MASCO CORP                     NOTE 7/2          574599BB1   5,797   12,500,000 PRN         SOLE    NONE  12,500,000
MECHEL STEEL GROUP OAO         SPONSORED ADR     583840103     636       25,000 SHR         SOLE    NONE      25,000
MERCURY INTERACTIVE CORP       NOTE 5/0          589405AD1  24,756   26,584,000 PRN         SOLE    NONE  26,584,000
MICRON TECHNOLOGY INC          COM               595112103   5,090      498,500 SHR         SOLE    NONE     498,500
NEWS AMER INC                  NOTE 2/2          652482AZ3   8,845   15,250,000 PRN         SOLE    NONE  15,250,000
NOVELL INC                     DBCV 0.500% 7/1   670006AC9   3,808    4,500,000 PRN         SOLE    NONE   4,500,000
NTL INC DEL                    COM               62940M104  10,753      157,155 SHR         SOLE    NONE     157,155
PLACER DOME INC                DBCV 2.750% 10/1  725906AK7   4,936    5,050,000 PRN         SOLE    NONE   5,050,000
PRICELINE COM INC              NOTE 1.000% 8/0   741503AC0   2,764    3,000,000 PRN         SOLE    NONE   3,000,000
PROVIDIAN FINL CORP            NOTE 4.000% 5/1   74406AAC6  10,284    7,500,000 PRN         SOLE    NONE   7,500,000
SIERRA PAC RES NEW             NOTE 7.250% 2/1   826428AF1  45,903   16,050,000 PRN         SOLE    NONE  16,050,000
SOLECTRON CORP                 NOTE 0.500% 2/1   834182AT4   6,010    8,000,000 PRN         SOLE    NONE   8,000,000
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR     874039100     365       40,000 SHR         SOLE    NONE      40,000
TELESP CELULAR PART SA         SPON ADR PFD      87952L108     384       72,714 SHR         SOLE    NONE      72,714
TELEWEST GLOBAL INC            COM               87956T107  14,563      639,283 SHR         SOLE    NONE     639,283
TIM HELLAS TELECOMM SA         ADR               88706Q104     360       18,400 SHR         SOLE    NONE      18,400
UNITED MICROELECTRONICS CORP   SPONSORED ADR     910873207      41       10,000 SHR         SOLE    NONE      10,000
UNITED MICROELECTRONICS CORP   SPONSORED ADR     910873207      45       10,858 SHR         SOLE    NONE      10,858
VECTOR GROUP LTD               NOTE 6.250% 7/1   92240MAC2   9,014    9,745,000 PRN         SOLE    NONE   9,745,000
VISTEON CORP                   COM               92839U107     603      100,000 SHR         SOLE    NONE     100,000
WATSON PHARMACEUTICALS INC     DBCV 1.75% 3/1    942683AC7  24,492   26,230,000 PRN         SOLE    NONE  26,230,000

02337.0009 #591935